Leases (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Opening balance		R$ 2,976	R$ 2,780
Additions to right-of-use assets		0	1,728
Right-of-use assets, increase (decrease) in revaluation surplus	[1]	211	(411)
Depreciation		(1,081)	(1,121)
Closing balance		R$ 2,106	R$ 2,976

[1]	Refers to a discount obtained by reducing leased space in the Company's headquarters in 2021.